Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of earnings per share

	2019	2018	2017
	£m	£m	£m
Earnings
Profit attributable to ordinary shareholders	3,133	1,622	752

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year	12,067	12,009	11,867
Effect of dilutive share options and convertible securities	35	52	69
Diluted weighted average number of ordinary shares outstanding during the year	12,102	12,061	11,936